NOTE PAYABLE	12 Months Ended
Mar. 31, 2020
NOTE PAYABLE
NOTE PAYABLE

Note 12–  NOTE PAYABLE

On March 29, 2019, the Company issued a senior unsecured note (the “Note”) to Majik Fund SPC, an exempted company managed by a subsidiary of Yunfeng Financial Group Limited (“Yunfeng Financial Group”), which is unrelated to the Company. The principal of loan is US$20 million with a term of three-year due in March 2022. The Note bears a fixed interest rate of 12.0% per annum, with interest payable semi-annually in arrears on June 30th and December 31st of each year, beginning in March 2019. As of March 31, 2020 and 2019, the note payable balance amounted to US$20 million. For the year ended March 31, 2020, interest expense amounted to US$2.4 million. According to the covenants in the Notes, as long as any Notes remains outstanding, the Company shall not consolidated with, merge or amalgamate into or dispose of or transfer all or a substantial part of its assets as an entirely to any corporation or convey or transfer its properties and assets substantially as entirety to any person. As of March 31, 2020, the Company was complied with all the covenants as stipulated in the Notes.